Finance Income and Finance Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance income
Investment income	$ 262	$ 228
Accretion on long-term receivables	9	6
Total finance income	271	234
Finance expense
Debt interest	110	175
Interest on QB project financing	168	224
Interest on advances from SMM/SC	369	351
Interest on lease liabilities	51	49
Letters of credit and standby fees	21	28
Accretion on decommissioning and restoration provisions	147	121
Accretion on other liabilities	52	42
Other	17	29
Finance expense gross	935	1,019
Less capitalized borrowing costs (Note 16)	(23)	(66)
Total finance expense	$ 912	$ 953